Commitments and Contingencies - Schedule of Future Repurchase Contingencies (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Other Commitments [Line Items]
2026	$ 15,108
2027	22,265
2028	4,712
2029	5,260
Thereafter	2,725
Total	$ 50,070